UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  				[ ] is a restatement.
                                   				[ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

					Name:     			Rock Point Advisors, LLC
					Address:  			1 Lawson Lane
									P.O. Box 700
									Burlington, VT 05402
					Form 13F File Number:  	28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     				Evan I. Pemberton
Title:    				Chief Compliance Officer
Phone:    				802-864-2266
Signature, 				Place, 				and Date of Signing:
Evan I. Pemberton		        Burlington, VT			05-12-2011
Report type (Check only one.):
					[x]  13F HOLDINGS REPORT.
					[ ]  13F NOTICE.
					[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      	NONE
Form 13F Information Table Entry Total: 	79
Form 13F Information Table Value Total: 	188,278

List of Other Included Managers: 		NONE

	FORM 13F INFORMATION TABLE
										  VALUE				INVESTMENT	   	 VOTING AUTHORITY
	NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)     	SHRS		DISCRETION	  SOLE	    SHARED	 NONE
--------------------------------	----------------	-----------	----------- 	--------	----------	--------   ----------	--------
ABB Ltd ADR				SPONSORED ADR		000375204	3457		142913		SOLE		135038		NONE	7875
Accenture				SHS CLASS A		G1151C101	6323		115025		SOLE		107560		NONE	7465
Advanced Energy				COM			007973100	1964		120125		SOLE		114425		NONE	5700
AES					COM			00130H105	778		59856		SOLE		53123		NONE	6733
Agco					COM			001084102	2568		46719		SOLE		43234		NONE	3485
Altria Group				COM			02209S103	230		8817		SOLE		8817		NONE	0
Ameron International			COM			030710107	5082		72817		SOLE		67590		NONE	5227
Anadarko Petroleum			COM			032511107	2953		36045		SOLE		34405		NONE	1640
Annaly Capital Mgmt			COM			035710409	4271		244765		SOLE		230555		NONE	14210
Ascent Media Corp			COM SER A		043632108	1957		40053		SOLE		37848		NONE	2205
Bank of America				COM			060505104	2829		212260		SOLE		197250		NONE	15010
Barrick Gold				COM			067901108	3529		67990		SOLE		63955		NONE	4035
Capitol Federal Financial		COM			14057J101	2273		201688		SOLE		183810		NONE	17878
Chart Industries			COM			16115Q308	6110		111010		SOLE		104065		NONE	6945
ChevronTexaco				COM			166764100	1586		14758		SOLE		14758		NONE	0
Chiquita Banana				COM			170032809	3268		213022		SOLE		197812		NONE	15210
Covidien				SHS  			G2554F113	3599		69299		SOLE		64489		NONE	4810
Deere					COM			244199105	2049		21150		SOLE		20110		NONE	1040
Devon Energy				COM			25179M103	5492		59848		SOLE		56661		NONE	3187
Dominion Resources			COM			25746U109	268		6000		SOLE		6000		NONE	0
DuPont					COM			263534109	284		5161		SOLE		4661		NONE	500
Eastman Chemical			COM			277432100	311		3133		SOLE		3133		NONE	0
Ecolab					COM			278865100	526		10300		SOLE		10300		NONE	0
Eldorado Gold				COM			284902103	195		12000		SOLE		12000		NONE	0
Emerson Electric			COM			291011104	314		5376		SOLE		5376		NONE	0
Esco Technologies			COM			296315104	1029		26985		SOLE		25010		NONE	1975
Exxon Mobil				COM			30231G102	1959		23291		SOLE		19804		NONE	3487
Flow International			COM			343468104	2336		532200		SOLE		503000		NONE	29200
Fluor Corporation			COM			343412102	4026		54658		SOLE		50633		NONE	4025
General Electric			COM			369604103	959		47809		SOLE		42692		NONE	5117
General Mills				COM			370334104	895		24500		SOLE		24500		NONE	0
GM Mandatory Preferred			JR PFD CNV SRB		37045V209	3197		66420		SOLE		61670		NONE	4750
Goldcorp				COM			380956409	299		6000		SOLE		6000		NONE	0
Green Mountain Coffee			COM			393122106	2590		40080		SOLE		35680		NONE	4400
H&Q Life Sciences			SH BEN INT		404053100	446		37071		SOLE		35230		NONE	1841
Headwaters				COM			42210P102	1762		298585		SOLE		276315		NONE	22270
Hugoton Royalty Trust			UNIT BEN INT		444717102	2735		114995		SOLE		107085		NONE	7910
Imperial Oil				COM NEW			453038408	255		5000		SOLE		5000		NONE	0
International Business Machine		COM			459200101	521		3194		SOLE		2928		NONE	266
iShares Barclays TIPS			BARCLYS TIPS BD		464287176	2101		19245		SOLE		18715		NONE	530
J. M. Smucker				COM			832696405	307		4299		SOLE		4106		NONE	193
Japan Smaller Cap Fund			COM			47109U104	238		26150		SOLE		24400		NONE	1750
Johnson & Johnson			COM			478160104	3407		57499		SOLE		53084		NONE	4415
Kinross Gold				COM NO PAR		496902404	4389		278685		SOLE		264625		NONE	14060
Ladenburg Thalmann Financial S		COM			50575Q102	35		30000		SOLE		30000		NONE	0
Layne Christensen			COM			521050104	5050		146385		SOLE		136780		NONE	9605
LSB Industries				COM			502160104	6176		155802		SOLE		146507		NONE	9295
Metabolix				COM			591018809	3291		313124		SOLE		293304		NONE	19820
MFS Charter Income Trust		SH BEN INT 		552727109	100		10900		SOLE		8900		NONE	2000
MFS Multi Market Income			SH BEN INT		552737108	121		18000		SOLE		18000		NONE	0
Microsoft				COM			594918104	3952		155648		SOLE		144561		NONE	11087
National Oilwell Varco			COM			637071101	6542		82523		SOLE		76908		NONE	5615
Newmont Mining				COM			651639106	2436		44630		SOLE		42070		NONE	2560
Northgate Minerals			COM			666416102	41		15000		SOLE		15000		NONE	0
NorthWestern Energy			COM			668074305	2963		97789		SOLE		90194		NONE	7595
NTT Docomo				SPONS ADR		62942M201	3861		219479		SOLE		205104		NONE	14375
Nuance Communications			COM			67020Y100	3331		170397		SOLE		158567		NONE	11830
Overhill Farms				COM			690212105	1329		218620		SOLE		206420		NONE	12200
PDL Biopharma				COM			69329Y104	1634		281642		SOLE		264662		NONE	16980
Pearson Plc				SPONSORED ADR		705015105	2356		132370		SOLE		123250		NONE	9120
Penn West Petroleum Ltd			COM			707887105	1207		43585		SOLE		40485		NONE	3100
People's United Financial		COM			712704105	1569		124700		SOLE		114740		NONE	9960
Pepsico					COM			713448108	243		3771		SOLE		3521		NONE	250
Philip Morris Intl Inc			COM			718172109	539		8217		SOLE		8217		NONE	0
Platinum Group Metals			COM			72765Q205	37		18800		SOLE		18800		NONE	0
Procter & Gamble			COM			742718109	1637		26569		SOLE		24450		NONE	2119
Quanta Services Inc			COM			74762E102	3919		174730		SOLE		164530		NONE	10200
Streetracks Gold Trust			GOLD SHS		78463V107	2595		18556		SOLE		17706		NONE	850
Stryker					COM			863667101	4624		76055		SOLE		70770		NONE	5285
SunOpta					COM			8676EP108	5091		685150		SOLE		643750		NONE	41400
Symantec				COM			871503108	3605		194421		SOLE		181531		NONE	12890
Telvent GIT S.A.			SHS			E90215109	2725		93618		SOLE		87138		NONE	6480
Templeton Global Income			COM			880198106	1537		146497		SOLE		138197		NONE	8301
TJX Companies				COM			872540109	2848		57279		SOLE		53729		NONE	3550
Vanguard Short-Term Bond		SHORT TRM BOND		921937827	1196		14919		SOLE		13919		NONE	1000
Veolia Environnement			SPONSORED ADR		92334N103	1549		49703		SOLE		46853		NONE	2850
Vodafone Plc ADR			SPONS ADR		92857W209	4269		148500		SOLE		138244		NONE	10256
W. P. Carey				COM			92930Y107	6977		195445		SOLE		183015		NONE	12430
Williams				COM			969457100	3226		103465		SOLE		95855		NONE	7610



